PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Breakdown of Cash and Cash Equivalents by Currency Denomination and Jurisdiction
	RMB		RMB equivalent (US$)		RMB equivalent (HK$)		Total in RMB
	Overseas	China	Overseas	China	Overseas	China
December 31, 2013	-	899,049	232,597	25,097	-	-	1,156,743
December 31, 2014	-	814,705	112,341	22,636	8	-	949,690

Expected Useful Lives of Property and Equipment
Buildings	40 years
Leasehold improvements	Over the shorter of the economic useful life or the lease period
Machinery and equipment	5 to 10 years
Furniture, fixtures and office equipment	3 to 5 years

Group's Financial Liabilities Classified as Level 3
	Balance as of December 31, 2013
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Liability award of Yitel’s share option (Note 14 (c))	2,022	-	-	2,022
Convertible notes measured at fair value (Note 12(a))	1,157,295	-	-	1,157,295
Total financial liability	1,159,317	-	-	1,159,317

	Balance as of December 31, 2014
		Fair Value Measurements
	Carrying Value	Using Fair Value Hierarchy
		Level 1	Level 2	Level 3

Liability award of Yitel’s share option (Note 14 (c))	5,592	-	-	5,592
Convertible notes measured at fair value (Note 12(a))	1,029,577	-	-	1,029,577
Total financial liability	1,035,169	-	-	1,035,169

Summary of Changes in Level 3 Financial Liabilities
Balance at December 31, 2013	1,159,317
Add: Compensation cost in connection with Yitel hotel’s options (note 14(c))	3,570
Add: Foreign exchange loss in convertible notes (note 12)	4,899
Less: Unrealized gain - change in fair value in convertible notes (note 12)	(71,945)
Less: Buy-back of convertible notes (note 12)	(60,672)
Balance at December 31, 2014	1,035,169

Assets Measured at Fair Value on Non-recurring Basis
	Balance as of December 31, 2013
		Fair Value Measurements
	Carrying Value	Using
		Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable inputs (Level 3)

Long-lived assets	18,708	-	-	-

	Balance as of December 31, 2014
		Fair Value Measurements
	Carrying Value	Using
		Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable inputs (Level 3)

Long-lived assets	35,932	-	-	-

Composition of Group's Financial Instruments and Relevant Fair Value Considerations
Items	Fair value consideration

Cash and cash equivalents Restricted cash	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Receivables
Payables
Accruals

Term loans	The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group's bankers for similar debt instruments of comparable maturities.

Financial liability	Fair value of financial liability associated with the issuance of convertible notes in year 2010 is measured using Level 3 inputs, which is measured using a binomial model. (Refer to Note 12).